UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - shares	Jun. 30, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Common units outstanding	30,083,850	30,184,388
General Partners, units outstanding	622,296	622,296